Financial instruments by category (Details 1) - ARS ($) $ in Millions	Jun. 30, 2023	Jun. 30, 2022
Statement [Line Items]
Net amount presented	$ 69,221	$ 95,137
Net amount presented	123,162	170,718
Trade And Other Payables one [Member]
Statement [Line Items]
Gross amounts recognized	13,732	8,429
Gross amounts offset	(1,483)	(1,143)
Net amount presented	15,215	9,572
Trade And Other Receivables Excluding The Allowance For Doubtful Accounts And Other Receivables [Member]
Statement [Line Items]
Gross amounts recognized	25,635	27,136
Gross amounts offset	1,483	1,143
Net amount presented	$ 24,152	$ 25,993